Offerings - Offering: 1	Sep. 10, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.0005 par value per share
Amount Registered | shares	2,118,022
Proposed Maximum Offering Price per Unit	208.54
Maximum Aggregate Offering Price	$ 441,692,307.88
Fee Rate	0.01381%
Amount of Registration Fee	$ 60,997.71
Offering Note	(a) In the event of a stock split, stock dividend or similar transaction involving the Registrant's Class A common stock, $0.0005 par value per share ("Class A Common Stock"), the number of shares registered hereby shall automatically be adjusted in accordance with Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"). (b) Represents 2,118,022 shares of Class A Common Stock registered for resale by the selling stockholder or its permitted transferees, which resale has not previously been registered. (c) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act. The Proposed Maximum Offering Price Per Share is based on the average of the high and low prices of the Registrant's Class A Common Stock on The Nasdaq Global Select Market on September 8, 2026. (d) Rounded to the nearest cent. (e) The Registrant does not have any fee offsets.